Financial Debt - Reimbursement cash advances (Details) - Consolidated entity - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of recoverable cash advances [Line items]
Recoverable cash advances received	€ 7,627	€ 7,627
Amounts to be reimbursed (2 times)	15,254	15,254
Amounts reimbursed at year-end (interests included)	(873)	(582)
Total Recoverable cash advances (undiscounted)	€ 14,381	€ 14,672